Loans Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Loans Outstanding

The Company had various loans outstanding on December 31, 2020, and 2019 – all were short-term in nature, with varying rates of interest and fees, and no set minimum monthly payments, as follows:

	2020	2019
Credit Line - BlueVine	14,072	12,287
Credit Line – Loan Builder	6,468	86,184
Total loans payable	$20,540	$98,471